Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses
Schedule of accrued expenses

 Accrued expenses consist of the following (in thousands):

	December 31,
	2011	2012
Collaboration expense	$1,042	$1,000
Research and development related	570	1,282
Employee compensation	1,963	2,448
Professional services	368	607
Other	570	816

	$4,513	$6,153